RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities and stockholders' equity
Warrant liability	$ 4,428		$ 7,335
Liabilities	292,696		73,572	$ 72,607	$ 97,355	33,922
Stockholders' equity
Additional paid-in capital	1,799,101		1,540,037	1,483,724	1,168,147	383,961
Accumulated deficit	(1,091,196)		(560,174)	(417,938)	(338,234)	(188,480)
Total stockholders' equity	707,826	$ 844,777	980,141	1,065,823	829,947	195,508	$ 186,240	$ 41,856
Total liabilities and stockholders' equity	$ 1,000,522		1,053,713	1,138,432	927,304	229,430
As Previously Reported
Liabilities and stockholders' equity
Warrant liability			0
Liabilities			66,237	59,497	46,500
Stockholders' equity
Additional paid-in capital			1,560,820	1,505,422	1,189,845
Accumulated deficit			(573,622)	(426,526)	(309,077)
Total stockholders' equity			987,476	1,078,935	880,804	$ (188,479)		$ (31,206)
Total liabilities and stockholders' equity			1,053,713	1,138,432	927,304
Adjustments
Liabilities and stockholders' equity
Warrant liability			7,335
Liabilities			7,335	13,110	50,855
Stockholders' equity
Additional paid-in capital			(20,783)	(21,698)	(21,698)
Accumulated deficit			13,448	8,588	(29,157)
Total stockholders' equity			(7,335)	(13,110)	(50,855)
Total liabilities and stockholders' equity			$ 0	$ 0	$ 0